Leases - Total cash outflow for leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flows For Leases [Line Items]
Cash outflow for leases	$ 87,798	$ 103,392
Aircraft [member]
Disclosure Of Cash Flows For Leases [Line Items]
Cash outflow for leases	81,936	97,353
Real Estate [Member]
Disclosure Of Cash Flows For Leases [Line Items]
Cash outflow for leases	$ 5,862	$ 6,039